JPMORGAN TRUST I

JPMORGAN TRUST II

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 5, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust (the “Trusts”), on behalf of the Funds listed in Appendix A (the “Funds”)
File Nos. 811-21295, 811-4236 and 811-5526

Ladies and Gentlemen:

On behalf of the Trusts, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement for the Trusts which includes a proposal to change each Fund from a diversified company to a non-diversified company by eliminating the related fundamental investment policy for the JPMorgan U.S. GARP Equity Fund, JPMorgan Large Cap Growth Fund and JPMorgan Growth Advantage Fund.

Please contact the undersigned at (212) 623-8476 if you have any questions.

Very truly yours,
/s/ Kiesha T. Astwood-Smith
Kiesha T. Astwood-Smith Assistant Secretary

Appendix A

JPMorgan Trust I

JPMorgan U.S. GARP Equity Fund

JPMorgan Trust II

JPMorgan Large Cap Growth Fund

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Growth Advantage Fund